Fair Value - Carrying Value and Fair Value Classified by Level (Details) - Nonrecurring - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Carrying Value
Assets:
Mortgage loans	$ 1,044	$ 902
Equity securities	411	126
Liabilities:
Investment contract liabilities with a fixed maturity	3	5
Investment contracts liabilities without a fixed maturity	332	336
Long-term debt	52,257	56,176
Carrying Value | Disposal Group, Held-for-sale, Not Discontinued Operations
Liabilities:
Long-term debt	3
Estimated Fair Value
Assets:
Mortgage loans	978	907
Liabilities:
Investment contract liabilities with a fixed maturity	3	5
Investment contracts liabilities without a fixed maturity	305	373
Long-term debt	47,653	64,157
Level 1 | Estimated Fair Value
Assets:
Mortgage loans	0	0
Liabilities:
Investment contract liabilities with a fixed maturity	0	0
Investment contracts liabilities without a fixed maturity	0	0
Long-term debt	47,653	64,157
Level 2 | Estimated Fair Value
Assets:
Mortgage loans	0	0
Liabilities:
Investment contract liabilities with a fixed maturity	0	0
Investment contracts liabilities without a fixed maturity	0	0
Long-term debt	0	0
Level 3 | Estimated Fair Value
Assets:
Mortgage loans	978	907
Liabilities:
Investment contract liabilities with a fixed maturity	3	5
Investment contracts liabilities without a fixed maturity	305	373
Long-term debt	$ 0	$ 0